RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 26, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Affiliated entity | Sponsor
RELATED PARTY TRANSACTIONS
Amounts due from the Sponsor			$ 124,536
Related Party Loans
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	$ 300,000
Outstanding balance of Working Capital Loans		$ 0	135,000	$ 597,500
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Working capital loans convertible into warrants	$ 1,500,000		$ 1,500,000
Price of warrant	$ 1.00		$ 1.00